Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	£ 735	£ 818
Liabilities	516	234
Derivative financial instruments	179	228
Derivative financial instruments	556	590
Assets, Derivatives ? in respect of net debt	647	640
Assets, Derivatives ? other	88	178
Derivative financial instruments	302	155
Derivative financial instruments	214	79
Liabilities, Derivatives - in respect of net debt	269	117
Liabilities, Derivatives - other	247	117
Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	187	166
Liabilities	181	91
Fair Value Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	181	97
Liabilities	83	14
Fair Value Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	282	263
Cash Flow Hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	210	270
Liabilities	196	73
Cash Flow Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets		1
Liabilities	98
Cash Flow Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	149	187
Liabilities	56
Cash Flow Hedges | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	61	82
Liabilities	42	73
Net Investment Hedges | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	10	85
Liabilities	174	39
Held-for-trading | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	6	68
Liabilities		77
Held-for-trading | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	46	35
Liabilities	£ 63	£ 31